Income Taxes - Total income tax provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current taxes:
Federal	$ 152	$ 130	$ 183
State	4	3	3
Deferred taxes:
Federal	(54)	(86)	(57)
Impact of change in U.S. corporate tax rate	0	0	(24)
Provision for income taxes as shown in the statement of earnings	$ 102	$ 47	$ 105